FINANCIAL INFORMATION OF PARENT COMPANY (Condensed Statements of Operations and Comprehensive Income) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating expenses:
General and administrative	¥ (525,802)	$ (82,510)	¥ (224,045)	¥ (215,660)
Total operating expenses	(9,389,235)	(1,473,376)	(8,292,886)	(6,894,539)
Loss from operations	7,021	1,102	558,677	383,653
Interest income	62,943	9,877	41,373	42,614
Interest expense	(56,847)	(8,921)	(66,124)	(61,316)
Impairment loss of investments	(3,541)	(556)	(10,800)	(9,021)
Unrealized investment loss	(209,956)	(32,947)
Exchange (loss) gain	46,226	7,254	25,725	(7,663)
Income tax expense	(55,259)	(8,671)	(127,787)	(71,144)
Foreign currency translation adjustment	(53,847)	(8,450)	(77,136)	(842)
Parent Company [Member]
Operating expenses:
General and administrative	(18,166)	(2,851)	(10,344)	(6,863)
Other operating income (expenses)	(3)		1,765	3,207
Total operating expenses	(18,169)	(2,851)	(8,579)	(3,656)
Loss from operations	(18,169)	(2,851)	(8,579)	(3,656)
Interest income	1,667	262	1,066	9,454
Interest expense	(53,123)	(8,335)	(56,084)	(39,380)
Unrealized investment loss	209,956	32,947	0	0
Exchange (loss) gain	20,442	3,206	(3,905)	(129)
Income tax expense	(12,204)	(1,915)
Equity in income of subsidiaries and VIE	51,513	8,084	493,494	315,008
Net income (loss)	(219,830)	(34,496)	425,992	281,297
Foreign currency translation adjustment	(53,847)	(8,450)	(77,136)	(842)
Comprehensive income (loss)	¥ (273,677)	$ (42,946)	¥ 348,856	¥ 280,455